Leases - Schedule of Lease Terms and Discount Rates (Details)	Jun. 30, 2023	Dec. 31, 2022
Weighted-average remaining lease term:
Operating leases	4 years 1 month 6 days	4 years 6 months
Finance leases	5 years 1 month 6 days	5 years 3 months 18 days
Weighted-average discount rate:
Operating leases	4.70%	4.30%
Finance leases	9.40%	9.40%
Atlas Sand Company LLC [Member]
Weighted-average remaining lease term:
Operating leases		4 years 6 months
Finance leases		5 years 3 months 18 days
Weighted-average discount rate:
Operating leases		4.30%
Finance leases		9.40%